UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-09645
Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

April
Date of reporting period:
April 30, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Short Duration Municipal Bond Fund
Class A / NSMMX
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about Columbia Short Duration Municipal Bond Fund (the Fund) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 65	0.64%
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Credit quality selection
| Positive contributions to benchmark-relative performance were driven by selection in bonds rated single-A and higher.
Sector allocation
| Overweights to housing, industrial development revenue/pollution control revenue (IDR/PCR) and continuing care retirement community (CCRC) bonds were positive contributors to the Fund’s performance relative to its benchmark.
Sector security selection
| Strong security selection in education, utilities, special tax, local general obligation (GO) and airport bonds contributed to the Fund’s performance relative to its benchmark. The general profile of the local GO exposure, shorter in duration and maturity, drove its strong performance.
Credit quality allocation
| Credit quality allocation added to the fund’s relative performance. Overweights to higher yielding nonrated, BBB and single-A rated bonds and an underweight to AA bonds added to performance during a period in which investors favored the income generated by higher yielding bonds.
Top Performance Detractors
Yield curve positioning
| The fund’s modest overweight to longer maturity bonds (5 years and longer) detracted from performance, relative to its benchmark, as municipal market interest rates rose in this portion of the curve.
Sector security selection
| Security selection was positive. However, selection in CCRC, IDR/PCR and housing bonds were modest detractors.
Sector allocation
| While sector allocation was broadly positive, an underweight to pre-pay gas bonds was a modest detractor.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges) (a)	3.05	1.22	1.02
Class A (including sales charges) (a)	2.03	1.02	0.92
Bloomberg 1-5 Year Municipal Bond Index	3.28	1.29	1.41
Bloomberg Municipal Bond Index (b)	1.66	1.17	2.10
(a)
The Fund’s performance prior to September 1, 2022 reflects returns achieved according to different principal investment strategies. If the Fund's current strategies had been in place for the prior periods, results shown may have been different.

(b)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg Municipal Bond Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 294,298,942
Total number of portfolio holdings	175
Management services fees (represents 0.43% of Fund average net assets)	$ 1,327,636
Portfolio turnover for the reporting period	32%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top States/Territories
New York	20.7%
Texas	10.3%
California	6.8%
New Jersey	3.8%
Virginia	3.8%
Michigan	3.8%
Illinois	3.5%
Pennsylvania	3.1%
Colorado	2.8%
Massachusetts	2.6%
Asset Categories
Credit Quality
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at
1-800-345-6611
.
Effective August 1, 2024, the Fund amended its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates. In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Short Duration Municipal Bond Fund | Class A

|

ASR223_01_(06/25)

Columbia Short Duration Municipal Bond Fund
Institutional Class / NSMIX
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about Columbia Short Duration Municipal Bond Fund (the Fund) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 40	0.39%
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Credit quality selection
| Positive contributions to benchmark-relative performance were driven by selection in bonds rated single-A and higher.
Sector allocation
| Overweights to housing, industrial development revenue/pollution control revenue (IDR/PCR) and continuing care retirement community (CCRC) bonds were positive contributors to the Fund’s performance relative to its benchmark.
Sector security selection
| Strong security selection in education, utilities, special tax, local general obligation (GO) and airport bonds contributed to the Fund’s performance relative to its benchmark. The general profile of the local GO exposure, shorter in duration and maturity, drove its strong performance.
Credit quality allocation
| Credit quality allocation added to the fund’s relative performance. Overweights to higher yielding nonrated, BBB and single-A rated bonds and an underweight to AA bonds added to performance during a period in which investors favored the income generated by higher yielding bonds.
Top Performance Detractors
Yield curve positioning
| The fund’s modest overweight to longer maturity bonds (5 years and longer) detracted from performance, relative to its benchmark, as municipal market interest rates rose in this portion of the curve.
Sector security selection
| Security selection was positive. However, selection in CCRC, IDR/PCR and housing bonds were modest detractors.
Sector allocation
| While sector allocation was broadly positive, an underweight to pre-pay gas bonds was a modest detractor.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class (a)	3.31	1.47	1.28
Bloomberg 1-5 Year Municipal Bond Index	3.28	1.29	1.41
Bloomberg Municipal Bond Index (b)	1.66	1.17	2.10
(a)
The Fund’s performance prior to September 1, 2022 reflects returns achieved according to different principal investment strategies. If the Fund's current strategies had been in place for the prior periods, results shown may have been different.

(b)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg Municipal Bond Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 294,298,942
Total number of portfolio holdings	175
Management services fees (represents 0.43% of Fund average net assets)	$ 1,327,636
Portfolio turnover for the reporting period	32%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top States/Territories
New York	20.7%
Texas	10.3%
California	6.8%
New Jersey	3.8%
Virginia	3.8%
Michigan	3.8%
Illinois	3.5%
Pennsylvania	3.1%
Colorado	2.8%
Massachusetts	2.6%
Asset Categories
Credit Quality
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at
1-800-345-6611
.
Effective August 1, 2024, the Fund amended its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates. In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included
at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Short Duration Municipal Bond Fund | Institutional Class

|

ASR223_08_(06/25)

Columbia Short Duration Municipal Bond Fund
Institutional 2 Class / CNNRX
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about Columbia Short Duration Municipal Bond Fund (the Fund) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 34	0.33%
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Credit quality selection
| Positive contributions to benchmark-relative performance were driven by selection in bonds rated single-A and higher.
Sector allocation
| Overweights to housing, industrial development revenue/pollution control revenue (IDR/PCR) and continuing care retirement community (CCRC) bonds were positive contributors to the Fund’s performance relative to its benchmark.
Sector security selection
| Strong security selection in education, utilities, special tax, local general obligation (GO) and airport bonds contributed to the Fund’s performance relative to its benchmark. The general profile of the local GO exposure, shorter in duration and maturity, drove its strong performance.
Credit quality allocation
| Credit quality allocation added to the fund’s relative performance. Overweights to higher yielding nonrated, BBB and single-A rated bonds and an underweight to AA bonds added to performance during a period in which investors favored the income generated by higher yielding bonds.
Top Performance Detractors
Yield curve positioning
| The fund’s modest overweight to longer maturity bonds (5 years and longer) detracted from performance, relative to its benchmark, as municipal market interest rates rose in this portion of the curve.
Sector security selection
| Security selection was positive. However, selection in CCRC, IDR/PCR and housing bonds were modest detractors.
Sector allocation
| While sector allocation was broadly positive, an underweight to pre-pay gas bonds was a modest detractor.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class (a)	3.36	1.52	1.34
Bloomberg 1-5 Year Municipal Bond Index	3.28	1.29	1.41
Bloomberg Municipal Bond Index (b)	1.66	1.17	2.10
(a)
The Fund’s performance prior to September 1, 2022 reflects returns achieved according to different principal investment strategies. If the Fund's current strategies had been in place for the prior periods, results shown may have been different.

(b)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg Municipal Bond Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 294,298,942
Total number of portfolio holdings	175
Management services fees (represents 0.43% of Fund average net assets)	$ 1,327,636
Portfolio turnover for the reporting period	32%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top States/Territories
New York	20.7%
Texas	10.3%
California	6.8%
New Jersey	3.8%
Virginia	3.8%
Michigan	3.8%
Illinois	3.5%
Pennsylvania	3.1%
Colorado	2.8%
Massachusetts	2.6%
Asset Categories
Credit Quality
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at
1-800-345-6611
.
Effective August 1, 2024, the Fund amended its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates. In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Short Duration Municipal Bond Fund | Institutional 2 Class

|

ASR223_15_(06/25)

Columbia Short Duration Municipal Bond Fund
Institutional 3 Class / CSMYX
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about Columbia Short Duration Municipal Bond Fund (the Fund) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 30	0.30%
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Credit quality selection
| Positive contributions to benchmark-relative performance were driven by selection in bonds rated single-A and higher.
Sector allocation
| Overweights to housing, industrial development revenue/pollution control revenue (IDR/PCR) and continuing care retirement community (CCRC) bonds were positive contributors to the Fund’s performance relative to its benchmark.
Sector security selection
| Strong security selection in education, utilities, special tax, local general obligation (GO) and airport bonds contributed to the Fund’s performance relative to its benchmark. The general profile of the local GO exposure, shorter in duration and maturity, drove its strong performance.
Credit quality allocation
| Credit quality allocation added to the fund’s relative performance. Overweights to higher yielding nonrated, BBB and single-A rated bonds and an underweight to AA bonds added to performance during a period in which investors favored the income generated by higher yielding bonds.
Top Performance Detractors
Yield curve positioning
| The fund’s modest overweight to longer maturity bonds (5 years and longer) detracted from performance, relative to its benchmark, as municipal market interest rates rose in this portion of the curve.
Sector security selection
| Security selection was positive. However, selection in CCRC, IDR/PCR and housing bonds were modest detractors.
Sector allocation
| While sector allocation was broadly positive, an underweight to pre-pay gas bonds was a modest detractor.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a),(b)	3.29	1.56	1.34
Bloomberg 1-5 Year Municipal Bond Index	3.28	1.29	1.41
Bloomberg Municipal Bond Index (c)	1.66	1.17	2.10
(a)
The returns shown for periods prior to March 1, 2017 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

(b)
The Fund’s performance prior to September 1, 2022 reflects returns achieved according to different principal investment strategies. If the Fund's current strategies had been in place for the prior periods, results shown may have been different.

(c)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg Municipal Bond Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 294,298,942
Total number of portfolio holdings	175
Management services fees (represents 0.43% of Fund average net assets)	$ 1,327,636
Portfolio turnover for the reporting period	32%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top States/Territories
New York	20.7%
Texas	10.3%
California	6.8%
New Jersey	3.8%
Virginia	3.8%
Michigan	3.8%
Illinois	3.5%
Pennsylvania	3.1%
Colorado	2.8%
Massachusetts	2.6%
Asset Categories
Credit Quality
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at
1-800-345-6611
.
Effective August 1, 2024, the Fund amended its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates. In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Short Duration Municipal Bond Fund | Institutional 3 Class

|

ASR223_17_(06/25)

Columbia Short Duration Municipal Bond Fund
Class S / NSMDX
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about Columbia Short Duration Municipal Bond Fund (the Fund) for the period of October 2, 2024 to April 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 22 (a)	0.39% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.
Management's Discussion of Fund Performance
The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Credit quality selection
| Positive contributions to benchmark-relative performance were driven by selection in bonds rated single-A and higher.
Sector allocation
| Overweights to housing, industrial development revenue/pollution control revenue (IDR/PCR) and continuing care retirement community (CCRC) bonds were positive contributors to the Fund’s performance relative to its benchmark.
Sector security selection
| Strong security selection in education, utilities, special tax, local general obligation (GO) and airport bonds contributed to the Fund’s performance relative to its benchmark. The general profile of the local GO exposure, shorter in duration and maturity, drove its strong performance.
Credit quality allocation
| Credit quality allocation added to the fund’s relative performance. Overweights to higher yielding nonrated, BBB and single-A rated bonds and an underweight to AA bonds added to performance during a period in which investors favored the income generated by higher yielding bonds.
Top Performance Detractors
Yield curve positioning
| The fund’s modest overweight to longer maturity bonds (5 years and longer) detracted from performance, relative to its benchmark, as municipal market interest rates rose in this portion of the curve.
Sector security selection
| Security selection was positive. However, selection in CCRC, IDR/PCR and housing bonds were modest detractors.
Sector allocation
| While sector allocation was broadly positive, an underweight to pre-pay gas bonds was a modest detractor.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class S shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class S (a),(b)	3.30	1.47	1.28
Bloomberg 1-5 Year Municipal Bond Index	3.28	1.29	1.41
Bloomberg Municipal Bond Index (c)	1.66	1.17	2.10
(a)
The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

(b)
The Fund’s performance prior to September 1, 2022 reflects returns achieved according to different principal investment strategies. If the Fund's current strategies had been in place for the prior periods, results shown may have been different.

(c)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg Municipal Bond Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 294,298,942
Total number of portfolio holdings	175
Management services fees (represents 0.43% of Fund average net assets)	$ 1,327,636
Portfolio turnover for the reporting period	32%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top States/Territories
New York	20.7%
Texas	10.3%
California	6.8%
New Jersey	3.8%
Virginia	3.8%
Michigan	3.8%
Illinois	3.5%
Pennsylvania	3.1%
Colorado	2.8%
Massachusetts	2.6%
Asset Categories
Credit Quality
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at
1-800-345-6611
.
Effective August 1, 2024, the Fund amended its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates. In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Short Duration Municipal Bond Fund | Class S

|

ASR223_16_(06/25)

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant ($)		Amount billed to the registrant's investment advisor ($)
	April 30, 2025	April 30, 2024	April 30, 2025	April 30, 2024
Audit fees (a)	42,744	41,499	0	0
Audit-related fees (b)	0	0	0	0
Tax fees (c)	13,795	12,850	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	474,000	581,000

(a)    Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)    Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c)    Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d)    All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures
The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service.  The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations.  This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)    Not applicable.

(g)    The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)    The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)    Not applicable.

(j)    Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Short Duration Municipal Bond Fund
Annual Financial Statements and Additional Information
April 30, 2025

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Short Duration Municipal Bond Fund | 2025

Portfolio of Investments
April 30, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 2.0%
Issue Description	Yield	Principal Amount ($)	Value ($)
New York 2.0%
New York City Municipal Water Finance Authority(a),(b)
Revenue Bonds
Series 2011 (JPMorgan Chase Bank)
06/15/2044	2.500%	1,000,000	1,000,000
New York City Transitional Finance Authority(a),(b)
Revenue Bonds
Future Tax Secured
Subordinated Series 2012C (JPMorgan Chase Bank)
11/01/2036	2.500%	1,000,000	1,000,000
Subordinated Series 2018 (JPMorgan Chase Bank)
08/01/2042	2.500%	2,000,000	2,000,000
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	2.500%	1,430,000	1,430,000
06/15/2050	2.500%	500,000	500,000
Total			5,930,000
Total Floating Rate Notes (Cost $5,930,000)			5,930,000

Municipal Bonds 89.6%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 2.6%
Black Belt Energy Gas District
Revenue Bonds
Project No. 4
Series 2019A-1 (Mandatory Put 12/01/25)
12/01/2049	4.000%	2,000,000	2,001,696
Series 2024C (Mandatory Put 07/01/31)
05/01/2055	5.000%	1,000,000	1,044,823
County of Jefferson Sewer
Refunding Revenue Bonds
Series 2024
10/01/2028	5.000%	1,750,000	1,838,756
10/01/2029	5.000%	1,500,000	1,591,200
Industrial Development Board of the City of Mobile
Senior Revenue Bonds
Alabama Power Co. - Barry Plant Project
Series 2020 (Mandatory Put 06/26/25)
06/01/2034	1.000%	1,150,000	1,144,356
Total			7,620,831
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alaska 0.4%
State of Alaska(c)
Unlimited General Obligation Refunding Bonds
Series 2025A
08/01/2029	5.000%	1,000,000	1,072,456
Arizona 2.2%
Chandler Industrial Development Authority(d)
Revenue Bonds
Intel Corp. Project
Series 2022-1 (Mandatory Put 09/01/27)
09/01/2042	5.000%	2,500,000	2,539,672
Series 2024 (Mandatory Put 06/01/29)
06/01/2049	4.000%	1,000,000	994,429
City of Phoenix Civic Improvement Corp.(d)
Revenue Bonds
Junior Lien - Airport
Series 2019B
07/01/2026	5.000%	990,000	1,009,186
Coconino County Pollution Control Corp.
Refunding Revenue Bonds
Nevada Power Co.
Series 2023 (Mandatory Put 03/31/26)
09/01/2032	4.125%	500,000	499,179
Sierra Vista Industrial Development Authority(e)
Revenue Bonds
American Leadership Academy Project
Series 2024
06/15/2034	5.000%	1,250,000	1,267,777
Total			6,310,243
California 6.8%
Anaheim Public Financing Authority
Refunding Revenue Bonds
Anaheim Public Improvement Projects
Series 2019
09/01/2028	5.000%	1,000,000	1,051,957
California Community Choice Financing Authority(b)
Revenue Bonds
Series 2024 (Mandatory Put 08/01/33)
01/01/2056	5.000%	2,000,000	2,139,650
California Municipal Finance Authority(d)
Revenue Bonds
Republic Services, Inc.
Series 2024 (Mandatory Put 03/01/34)
03/01/2054	3.875%	1,000,000	961,291
Republic Services, Inc. Project
Series 2021 (Mandatory Put 07/01/25)
07/01/2051	4.150%	2,250,000	2,249,532
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Duration Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Corona-Norco Unified School District(f)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2002D (AGM)
09/01/2027	0.000%	2,000,000	1,850,488
Los Angeles Unified School District
Unlimited General Obligation Refunding Bonds
Series 2024A
07/01/2029	5.000%	3,000,000	3,237,579
San Francisco City & County Airport Commission - San Francisco International Airport(d)
Refunding Revenue Bonds
Second Series 2023A
05/01/2028	5.000%	5,000,000	5,195,161
Southern California Public Power Authority
Revenue Bonds
Clean Energy Project
Series 2024A (Mandatory Put 09/01/30)
04/01/2055	5.000%	1,000,000	1,039,889
William S Hart Union High School District(f)
Unlimited General Obligation Bonds
2001 Election
Series 2005B (AGM)
09/01/2026	0.000%	2,500,000	2,395,542
Total			20,121,089
Colorado 2.5%
City & County of Denver Airport System(d)
Refunding Revenue Bonds
Series 2017A
11/15/2030	5.000%	1,925,000	1,976,038
Revenue Bonds
Series 2022A
11/15/2028	5.000%	2,500,000	2,620,949
Colorado Health Facilities Authority
Revenue Bonds
Aberdeen Ridge
Series 2021B
05/15/2028	2.125%	1,750,000	1,684,594
E-470 Public Highway Authority(g)
Refunding Revenue Bonds
Series 2024B (Mandatory Put 09/01/26)
0.7 x SOFR + 0.750% 09/01/2039	3.671%	1,000,000	989,495
Total			7,271,076
Connecticut 0.7%
Connecticut State Health & Educational Facilities Authority
Refunding Revenue Bonds
Yale New Haven Health
Series 2024 (Mandatory Put 07/01/29)
07/01/2049	5.000%	500,000	527,143
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Stamford Housing Authority
Revenue Bonds
Mozaic Concierge Living Project
Series 2025
10/01/2030	4.250%	1,000,000	993,202
State of Connecticut Special Tax
Revenue Bonds
Series 2022A
07/01/2027	5.000%	500,000	520,295
Total			2,040,640
District of Columbia 1.5%
District of Columbia Housing Finance Agency
Revenue Bonds
Faircliff Plaza East Apartments Project
Series 2022 (FHA) (Mandatory Put 12/01/25)
12/01/2026	5.000%	1,450,000	1,460,781
Metropolitan Washington Airports Authority Aviation(d)
Refunding Revenue Bonds
Series 2020A
10/01/2025	5.000%	2,000,000	2,012,260
Series 2024A
10/01/2027	5.000%	1,000,000	1,034,404
Total			4,507,445
Florida 2.0%
County of Miami-Dade Seaport Department(d)
Refunding Revenue Bonds
Series 2023A
10/01/2027	5.000%	1,650,000	1,702,084
Duval County Public Schools
Certificate of Participation
Series 2022 (AGM)
07/01/2026	5.000%	2,125,000	2,173,083
Miami-Dade County Housing Finance Authority
Revenue Bonds
Cutler Vista
Series 2023 (Mandatory Put 09/01/25)
03/01/2027	5.000%	1,000,000	1,003,231
Village Community Development District No. 13
Special Assessment Bonds
Series 2021
05/01/2026	1.800%	300,000	293,612
Village Community Development District No. 15(e)
Special Assessment Bonds
Series 2024
05/01/2029	3.750%	650,000	641,006
Total			5,813,016
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short Duration Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Georgia 2.1%
Development Authority of Burke County
Refunding Revenue Bonds
Georgia Power Company Plant Vogtle Project
Series 2024 (Mandatory Put 08/21/29)
12/01/2049	3.300%	1,000,000	982,727
Development Authority of Burke County (The)
Refunding Revenue Bonds
Georgia Power Co. Plant Vogtle Project
Series 2022 (Mandatory Put 08/19/25)
12/01/2049	2.875%	750,000	747,114
Georgia Power Company Plant Vogtle Project
Series 2024 (Mandatory Put 03/12/27)
11/01/2053	3.375%	350,000	347,286
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2022B (Mandatory Put 06/01/29)
12/01/2052	5.000%	2,000,000	2,067,171
Series 2023C (Mandatory Put 09/01/30)
09/01/2053	5.000%	1,000,000	1,045,526
Series 2025A (Mandatory Put 06/01/32)
06/01/2055	5.000%	1,000,000	1,055,616
Total			6,245,440
Guam 0.8%
Guam Power Authority(h)
Refunding Revenue Bonds
Series 2022A
10/01/2025	5.000%	2,375,000	2,385,306
Illinois 3.5%
Illinois Development Finance Authority(f)
Revenue Bonds
Regency Park
Series 1991 Escrowed to Maturity
07/15/2025	0.000%	2,010,000	1,994,937
Illinois Finance Authority(g)
Refunding Revenue Bonds
Presbyterian Homes
Series 2021 (Mandatory Put 05/01/26)
Muni Swap Index Yield + 0.700% 05/01/2042	4.320%	1,250,000	1,240,002
Illinois Housing Development Authority
Revenue Bonds
Senior
Series 2016A
10/01/2031	3.125%	915,000	869,464
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Expansion Project
Series 2024
06/15/2029	5.000%	2,000,000	2,059,084
State of Illinois
Unlimited General Obligation Bonds
Series 2023B
05/01/2028	5.000%	300,000	311,845
05/01/2032	5.000%	3,500,000	3,746,200
Total			10,221,532
Indiana 2.5%
Indiana Finance Authority(d)
Refunding Revenue Bonds
Southern Indiana Gas and Electric Co. Projects
Series 2013 (Mandatory Put 08/01/28)
03/01/2038	4.000%	3,000,000	2,992,536
Indianapolis Local Public Improvement Bond Bank(d)
Refunding Revenue Bonds
Indianapolis Airport
Series 2019
01/01/2026	5.000%	1,050,000	1,061,124
Indianapolis Airport Authority Project
Series 2023
01/01/2030	5.000%	1,000,000	1,050,167
Purdue University
Refunding Revenue Bonds
Series 2025A
07/01/2029	5.000%	1,120,000	1,206,421
07/01/2030	5.000%	900,000	983,151
Total			7,293,399
Iowa 1.8%
Iowa Finance Authority(d)
Revenue Bonds
Geno NW Iowa RNG, LLC Renewable Natural Gas Project
Series 2024 (Citibank NA) (Mandatory Put 04/01/26)
01/01/2042	3.875%	2,450,000	2,442,710
PEFA, Inc.
Revenue Bonds
Series 2019 (Mandatory Put 09/01/26)
09/01/2049	5.000%	2,870,000	2,908,726
Total			5,351,436
Kentucky 1.2%
City of Henderson(d),(e)
Revenue Bonds
Pratt Paper LLC Project
Series 2022
01/01/2032	3.700%	900,000	868,695
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Duration Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kentucky Public Energy Authority(b)
Refunding Revenue Bonds
Series 2025A (Mandatory Put 12/01/29)
06/01/2055	5.250%	2,400,000	2,519,577
Total			3,388,272
Louisiana 1.2%
Louisiana Local Government Environmental Facilities & Community Development Authority
Refunding Revenue Bonds
Entergy Louisiana LLC Project
Series 2021
06/01/2030	2.000%	1,250,000	1,117,590
Louisiana Public Facilities Authority(d),(e)
Revenue Bonds
Elementus Minerals LLC Project
Series 2023 (Mandatory Put 11/01/25)
10/01/2043	5.000%	2,500,000	2,507,881
Total			3,625,471
Maryland 1.1%
Maryland Community Development Administration
Revenue Bonds
Villages at Marley Station
Series 2024
01/01/2029	3.300%	1,300,000	1,290,641
Maryland Economic Development Corp.(d)
Revenue Bonds
Green Bonds - Purple Line Light Rail Project
Series 2022
11/12/2028	5.000%	2,000,000	2,014,357
Total			3,304,998
Massachusetts 2.2%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Berklee College of Music
Series 2016
10/01/2029	5.000%	1,000,000	1,021,406
Massachusetts Educational Financing Authority(d)
Revenue Bonds
Senior Series 2020B
07/01/2026	5.000%	1,250,000	1,269,958
Senior Series 2022B
07/01/2025	5.000%	250,000	250,518
07/01/2029	5.000%	825,000	854,513
Massachusetts Housing Finance Agency
Revenue Bonds
Sustainability Bonds
Series 2022-D3 (FHA)
12/01/2026	3.300%	1,000,000	995,694
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Port Authority(d)
Refunding Revenue Bonds
BosFuel Project
Series 2019A
07/01/2026	5.000%	1,000,000	1,015,930
BOSFUEL Project
Series 2019A
07/01/2025	5.000%	1,000,000	1,001,154
Total			6,409,173
Michigan 3.8%
Great Lakes Water Authority Water Supply System
Refunding Revenue Bonds
Series 2024A
07/01/2029	5.000%	2,250,000	2,410,751
Michigan Finance Authority
Refunding Revenue Bonds
McLaren Health Care
Series 2021D-1
10/15/2026	0.900%	2,495,000	2,404,672
10/15/2027	1.100%	1,650,000	1,558,237
Michigan State Housing Development Authority
Revenue Bonds
Series 2024A (FHA HUD)
10/01/2029	3.625%	2,500,000	2,446,881
04/01/2030	3.700%	2,500,000	2,441,274
Total			11,261,815
Minnesota 0.4%
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2025	3.000%	200,000	199,067
08/01/2026	3.000%	250,000	245,837
Minnesota Housing Finance Agency(d)
Revenue Bonds
Series 2020D (GNMA)
07/01/2026	1.650%	360,000	347,797
Series 2020H
07/01/2025	0.850%	360,000	357,287
Total			1,149,988
Mississippi 0.3%
County of Warren(d)
Refunding Revenue Bonds
International Paper Co. Project
Series 2020 (Mandatory Put 06/16/25)
08/01/2027	1.600%	1,000,000	996,359
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short Duration Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Missouri 1.7%
Health & Educational Facilities Authority of the State of Missouri(b)
Revenue Bonds
BJC Health System
Series 2025B (Mandatory Put 04/01/32)
04/01/2059	5.000%	1,000,000	1,101,287
Kansas City Industrial Development Authority(d)
Revenue Bonds
Kansas City International Airport
Series 2019
03/01/2028	5.000%	1,645,000	1,699,191
03/01/2029	5.000%	2,165,000	2,257,372
Total			5,057,850
Nebraska 0.7%
Gretna Public Schools
Unlimited General Obligation Bonds
Series 2022B
12/15/2027	5.000%	2,080,000	2,096,852
Nevada 0.1%
State of Nevada Department of Business & Industry(e)
Revenue Bonds
Somerset Academy
Series 2018A
12/15/2029	4.500%	370,000	369,398
New Hampshire 1.3%
New Hampshire Business Finance Authority(d),(g)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2018 (Mandatory Put 07/01/25)
Muni Swap Index Yield + 0.375% 10/01/2033	4.500%	3,000,000	3,000,385
New Hampshire Business Finance Authority(e)
Revenue Bonds
Tamarron Project
Series 2024
12/01/2035	5.250%	900,000	887,434
Total			3,887,819
New Jersey 3.4%
Camden County Improvement Authority (The)
Revenue Bonds
Northgate I Apartment Project
Series 2024 (FHA) (Mandatory Put 03/01/26)
03/01/2027	5.000%	975,000	987,011
New Jersey Economic Development Authority(d)
Refunding Revenue Bonds
New Jersey-American Water Company, Inc. Project
Series 2020
12/01/2025	0.850%	2,750,000	2,676,802
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey Health Care Facilities Financing Authority
Refunding Revenue Bonds
Hospital Asset Transformation Program
Series 2017
10/01/2031	5.000%	2,000,000	2,076,639
New Jersey Higher Education Student Assistance Authority(d)
Revenue Bonds
Series 2023B
12/01/2028	5.000%	4,000,000	4,151,600
Total			9,892,052
New York 13.9%
City of New York
Unlimited General Obligation Bonds
Series 2024A
08/01/2029	5.000%	2,345,000	2,517,464
Unlimited General Obligation Refunding Bonds
Series 2023C
08/01/2027	5.000%	4,000,000	4,167,609
Huntington Local Development Corp.
Revenue Bonds
Fountaingate Garden Project
Series 2021B
07/01/2027	4.000%	715,000	694,469
Long Island Power Authority
Refunding Revenue Bonds
Series 2023F
09/01/2029	5.000%	3,000,000	3,240,553
Revenue Bonds
Series 2024B (Mandatory Put 09/01/29)
09/01/2049	3.000%	2,500,000	2,419,350
New York City Housing Development Corp.(b)
Revenue Bonds
Series 2024F-2 (Mandatory Put 01/01/29)
11/01/2064	3.400%	1,125,000	1,103,383
New York City Municipal Water Finance Authority
Refunding Revenue Bonds
Second General Resolution
Series 2025CC
06/15/2029	5.000%	1,400,000	1,509,299
New York City Transitional Finance Authority
Refunding Revenue Bonds
Subordinated Series 2024
11/01/2029	5.000%	1,500,000	1,618,315
Revenue Bonds
Subordinated Series 2018A-2
11/01/2027	5.000%	3,235,000	3,393,421
New York Liberty Development Corp.
Refunding Revenue Bonds
Green Bonds - 4 World Trade Center Project
Series 2021
11/15/2031	1.900%	950,000	803,909
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Duration Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Dormitory Authority
Refunding Revenue Bonds
Series 2023A
03/15/2029	5.000%	3,250,000	3,459,703
Revenue Bonds
Series 2024A
03/15/2031	5.000%	1,700,000	1,860,589
New York State Housing Finance Agency
Revenue Bonds
Sustainable Bonds
Series 2024A-2 (Mandatory Put 06/15/29)
06/15/2054	3.350%	800,000	791,158
New York Transportation Development Corp.(d)
Refunding Revenue Bonds
American Airlines, Inc. Project
Series 2021
08/01/2026	2.250%	1,040,000	1,022,038
Port Authority of New York & New Jersey(d)
Refunding Revenue Bonds
Series 2018-207
09/15/2029	5.000%	5,000,000	5,108,024
Series 2021-223
07/15/2026	5.000%	4,130,000	4,193,996
Series 2024-246
09/01/2028	5.000%	3,000,000	3,128,149
Total			41,031,429
North Carolina 0.3%
North Carolina Turnpike Authority(f)
Refunding Revenue Bonds
Series 2016C
07/01/2026	0.000%	780,000	743,669
Ohio 1.2%
Ohio Air Quality Development Authority(d)
Refunding Revenue Bonds
Duke Energy Corp. Project
Series 2022 (Mandatory Put 06/01/27)
11/01/2039	4.250%	2,500,000	2,512,725
State of Ohio
Refunding Revenue Bonds
Cleveland Clinic Health Systems
Series 2024
01/01/2032	5.000%	1,000,000	1,100,653
Total			3,613,378
Oklahoma 1.5%
Oklahoma Industries Authority
Revenue Bonds
Oklahoma Public Schools Project
Series 2024
04/01/2032	5.000%	4,000,000	4,358,737
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania 3.1%
Geisinger Authority
Refunding Revenue Bonds
Geisinger Health System Obligated Group
Series 2020 (Mandatory Put 02/15/27)
04/01/2043	5.000%	3,350,000	3,415,944
Pennsylvania Higher Education Assistance Agency(d)
Revenue Bonds
Series 2021A
06/01/2027	5.000%	1,315,000	1,338,730
Pennsylvania Housing Finance Agency
Revenue Bonds
Series 2019-129
10/01/2034	2.950%	1,500,000	1,318,578
Redevelopment Authority of the City of Philadelphia(d)
Refunding Revenue Bonds
Series 2015B
04/15/2027	5.000%	2,010,000	2,012,715
Southeastern Pennsylvania Transportation Authority
Revenue Bonds
Asset Improvement Program
Series 2022
06/01/2027	5.000%	1,000,000	1,039,954
Total			9,125,921
Puerto Rico 0.4%
Commonwealth of Puerto Rico(h)
Unlimited General Obligation Bonds
Series 2021-A1
07/01/2025	5.375%	1,243,718	1,245,772
Rhode Island 1.1%
Rhode Island Housing & Mortgage Finance Corp.(d)
Refunding Revenue Bonds
Homeownership Opportunity
Series 2016
04/01/2026	2.600%	1,235,000	1,222,060
10/01/2026	2.650%	1,575,000	1,551,532
Rhode Island Student Loan Authority(d)
Revenue Bonds
Senior Program
Series 2019A
12/01/2035	2.875%	595,000	581,360
Total			3,354,952
South Carolina 0.8%
South Carolina Jobs-Economic Development Authority(d)
Revenue Bonds
International Paper Co. Project
Series 2023 (Mandatory Put 04/01/26)
04/01/2033	4.000%	850,000	851,601
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short Duration Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina Jobs-Economic Development Authority
Revenue Bonds
Novant Health Obligated Group
Series 2024
11/01/2031	5.000%	1,500,000	1,631,159
Total			2,482,760
Tennessee 0.5%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Revenue Bonds
Vanderbilt University Medical Center
Series 2024
07/01/2029	5.000%	1,250,000	1,322,325
Texas 10.3%
Board of Regents of the University of Texas System
Revenue Bonds
Series 2025A
08/15/2028	5.000%	2,500,000	2,656,624
Central Texas Turnpike System
Refunding Revenue Bonds
Second Tier
Series 2024C
08/15/2031	5.000%	1,710,000	1,863,464
City of Houston Airport System(d)
Refunding Revenue Bonds
Subordinated Series 2023A (AGM)
07/01/2031	5.000%	3,250,000	3,461,758
City of Houston Airport System
Revenue Bonds
United Airlines, Inc.
Series 2024B
07/15/2033	5.250%	2,000,000	2,026,439
City of Houston Combined Utility System
Refunding Revenue Bonds
First Lien
Subordinated Series 2024A
11/15/2029	5.000%	500,000	539,029
City of San Antonio Electric & Gas System
Refunding Revenue Bonds
Series 2024D
02/01/2029	5.000%	350,000	373,222
02/01/2030	5.000%	400,000	432,400
County of Harris Toll Road
Refunding Revenue Bonds
Series 2023A
08/15/2028	5.000%	500,000	529,689
Dallas Independent School District
Unlimited General Obligation Refunding Bonds
Series 2025B
02/15/2028	5.000%	415,000	437,125
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Denton Independent School District
Unlimited General Obligation Bonds
Series 2023
08/15/2029	5.000%	1,750,000	1,883,905
Fort Bend Independent School District(c)
Unlimited General Obligation Refunding Bonds
Series 2025A
08/15/2026	5.000%	350,000	358,476
Harris County Cultural Education Facilities Finance Corp.
Revenue Bonds
Baylor College of Medicine
Series 2024
05/15/2029	5.000%	1,250,000	1,315,470
Humble Independent School District
Unlimited General Obligation Refunding Bonds
Series 2025
02/15/2028	5.000%	1,630,000	1,717,348
Lower Colorado River Authority
Revenue Bonds
LCRA Transmission Services Corp. Project
Series 2025
05/15/2028	5.000%	1,500,000	1,578,118
Manor Housing Public Facility Corp.
Revenue Bonds
Tower Road Apartments
Series 2024 (FHA HUD) (Mandatory Put 05/01/28)
11/01/2042	3.400%	3,000,000	2,987,417
Matagorda County Navigation District No. 1
Refunding Revenue Bonds
Central Power & Light
Series 2023
05/01/2030	4.250%	2,500,000	2,511,195
North Texas Tollway Authority
Refunding Revenue Bonds
Series 2023A
01/01/2027	5.000%	1,950,000	2,015,267
Series 2024A
01/01/2029	5.000%	1,000,000	1,064,700
Port Beaumont Navigation District(d),(e)
Revenue Bonds
Jefferson Gulf Coast Energy Project
Series 2021
01/01/2026	1.875%	700,000	688,074
Texas Home Collaborative
Revenue Bonds
1518 Apartments
Series 2023 (FHA) (Mandatory Put 10/01/26)
10/01/2041	5.000%	1,725,000	1,741,051
Total			30,180,771
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Duration Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Utah 1.2%
City of Salt Lake City Airport(d)
Revenue Bonds
Series 2018A
07/01/2025	5.000%	2,685,000	2,690,137
Intermountain Power Agency
Revenue Bonds
Series 2023A
07/01/2029	5.000%	750,000	796,085
Total			3,486,222
Vermont 1.2%
Vermont Student Assistance Corp.(d)
Revenue Bonds
Student Loan
Senior Series 2018A
06/15/2025	5.000%	1,010,000	1,010,962
06/15/2026	5.000%	1,375,000	1,392,362
Series 2022A
06/15/2028	5.000%	985,000	1,007,458
Total			3,410,782
Virginia 3.8%
Amelia County Industrial Development Authority(d)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2021
04/01/2027	1.450%	1,750,000	1,650,442
Fairfax County Redevelopment & Housing Authority(b)
Revenue Bonds
Dominion Square North Project
Series 2023 (Mandatory Put 01/01/28)
01/01/2045	5.000%	2,750,000	2,832,276
Virginia Beach Development Authority
Revenue Bonds
TEMPS 50 - Westminster-Canterbury on Chesapeake Bay
Series 2023
09/01/2029	5.375%	1,000,000	1,006,429
Virginia Housing Development Authority
Revenue Bonds
Series 2024F (Mandatory Put 04/01/26)
07/01/2055	3.625%	2,600,000	2,594,831
Series 2025A
09/01/2029	3.250%	1,000,000	977,836
Virginia Small Business Financing Authority(b),(d)
Revenue Notes
Pure Salmon Virginia LLC Project
Series 2024 (Mandatory Put 11/20/25)
11/01/2052	4.000%	2,000,000	1,999,696
Total			11,061,510
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington 2.0%
City of Seattle
Unlimited General Obligation Bonds
Series 2015
12/01/2031	4.000%	1,810,000	1,810,317
Douglas County Public Utility District No. 1 Wells Hydroelectric Project(d)
Refunding Revenue Bonds
Series 2015A
09/01/2027	5.000%	830,000	833,903
Port of Seattle(d)
Refunding Revenue Bonds
Intermediate Lien
Series 2022
08/01/2028	5.000%	1,500,000	1,558,065
Revenue Bonds
Series 2018A
05/01/2028	5.000%	1,715,000	1,755,497
Total			5,957,782
Wisconsin 1.5%
Public Finance Authority(e)
Revenue Bonds
Bridgewater Project
RAN Series 2024
12/15/2030	5.625%	754,394	737,776
State of Wisconsin
Unlimited General Obligation Refunding Bonds
Series 2022-4
05/01/2026	5.000%	1,230,000	1,255,213
Wisconsin Health & Educational Facilities Authority(e)
Revenue Bonds
Forensic Science and Protective Medicine Collaboration, Inc. Project
Series 2024
08/01/2027	5.000%	2,500,000	2,532,761
Total			4,525,750
Total Municipal Bonds (Cost $266,661,707)			263,595,716

Municipal Short Term 8.1%
Issue Description	Yield	Principal Amount ($)	Value ($)
Colorado 0.3%
Colorado State Education Loan Program
Revenue Notes
Education Loan Program
TRAN Series 2025
06/30/2025	3.440%	1,000,000	1,002,504
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short Duration Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Municipal Short Term (continued)
Issue Description	Yield	Principal Amount ($)	Value ($)
Massachusetts 0.4%
Montachusett Regional Transit Authority
Revenue Notes
RAN Series 2024
07/25/2025	4.210%	1,250,000	1,250,432
Mississippi 0.3%
Mississippi Business Finance Corp.(d)
Revenue Bonds
Waste Management, Inc. Project
Series 2019
03/01/2027	4.590%	1,000,000	994,055
New Jersey 0.4%
City of Newark(c)
Limited General Obligation Notes
BAN Series 2025
05/07/2026	3.781%	1,000,000	1,008,283
New York 4.8%
Board of Cooperative Educational Service
Revenue Notes
RAN Series 2024
06/20/2025	4.360%	5,000,000	5,003,145
06/30/2025	4.170%	5,500,000	5,501,720
Oneonta City School District
Unlimited General Obligation Notes
BAN Series 2024
06/27/2025	3.840%	3,500,000	3,502,880
Total			14,007,745
Municipal Short Term (continued)
Issue Description	Yield	Principal Amount ($)	Value ($)
North Carolina 0.9%
Cumberland County Industrial Facilities & Pollution Control Financing Authority(d)
Revenue Bonds
Project Aero
Series 2024 (Mandatory Put 11/01/25)
12/01/2027	3.740%	2,700,000	2,700,614
Tennessee 1.0%
Tennessee Housing Development Agency
Revenue Bonds
Series 2024 (Mandatory Put 10/01/25)
01/01/2056	3.500%	3,000,000	2,999,542
Total Municipal Short Term (Cost $23,972,737)			23,963,175

Money Market Funds 0.1%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 3.053%(i)	159,989	160,005
Total Money Market Funds (Cost $159,989)		160,005
Total Investments in Securities (Cost $296,724,433)		293,648,896
Other Assets & Liabilities, Net		650,046
Net Assets		$294,298,942
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of April 30, 2025.

(c)	Represents a security purchased on a when-issued basis.
(d)	Income from this security may be subject to alternative minimum tax.
(e)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2025, the total value of these securities amounted to $10,500,802, which represents 3.57% of total net assets.

(f)	Zero coupon bond.
(g)	Variable rate security. The interest rate shown was the current rate as of April 30, 2025.
(h)
Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2025, the total value of these securities amounted to $3,631,078, which represents 1.23% of total net assets.

(i)	The rate shown is the seven-day current annualized yield at April 30, 2025.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
BAN	Bond Anticipation Note
FHA	Federal Housing Authority
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Duration Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Abbreviation Legend (continued)
GNMA	Government National Mortgage Association
HUD	U.S. Department of Housing and Urban Development
RAN	Revenue Anticipation Note
SOFR	Secured Overnight Financing Rate
TRAN	Tax and Revenue Anticipation Note
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	5,930,000	—	5,930,000
Municipal Bonds	—	263,595,716	—	263,595,716
Municipal Short Term	—	23,963,175	—	23,963,175
Money Market Funds	160,005	—	—	160,005
Total Investments in Securities	160,005	293,488,891	—	293,648,896
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short Duration Municipal Bond Fund  | 2025

Statement of Assets and Liabilities
April 30, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $296,724,433)	$293,648,896
Cash	5,215
Receivable for:
Capital shares sold	342,083
Dividends	1,193
Interest	3,841,574
Expense reimbursement due from Investment Manager	1,515
Prepaid expenses	3,578
Other assets	6,953
Total assets	297,851,007
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	2,439,563
Capital shares redeemed	148,640
Distributions to shareholders	725,906
Management services fees	3,459
Distribution and/or service fees	342
Transfer agent fees	10,263
Compensation of chief compliance officer	1
Compensation of board members	846
Other expenses	31,170
Deferred compensation of board members	191,875
Total liabilities	3,552,065
Net assets applicable to outstanding capital stock	$294,298,942
Represented by
Paid in capital	321,994,915
Total distributable earnings (loss)	(27,695,973)
Total - representing net assets applicable to outstanding capital stock	$294,298,942
Class A
Net assets	$50,623,539
Shares outstanding	5,029,223
Net asset value per share	$10.07
Maximum sales charge	1.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$10.17
Institutional Class
Net assets	$63,305,514
Shares outstanding	6,288,768
Net asset value per share	$10.07
Institutional 2 Class
Net assets	$34,758,921
Shares outstanding	3,455,277
Net asset value per share	$10.06
Institutional 3 Class
Net assets	$140,542,962
Shares outstanding	13,968,956
Net asset value per share	$10.06
Class S
Net assets	$5,068,006
Shares outstanding	503,450
Net asset value per share	$10.07
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Duration Municipal Bond Fund  | 2025

Statement of Operations
Year Ended April 30, 2025

Net investment income
Income:
Dividends — unaffiliated issuers	$101,755
Interest	9,870,941
Foreign taxes withheld	(5)
Total income	9,972,691
Expenses:
Management services fees	1,327,636
Distribution and/or service fees
Class A	133,570
Transfer agent fees
Class A	47,680
Advisor Class	16,995
Institutional Class	47,911
Institutional 2 Class	12,624
Institutional 3 Class	7,586
Class S	2,538
Custodian fees	12,435
Printing and postage fees	17,049
Registration fees	74,987
Accounting services fees	42,744
Legal fees	17,439
Compensation of chief compliance officer	51
Compensation of board members	14,519
Deferred compensation of board members	14,892
Other	24,675
Total expenses	1,815,331
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(618,436)
Fees waived by transfer agent
Institutional 3 Class	(2,621)
Expense reduction	(20)
Total net expenses	1,194,254
Net investment income	8,778,437
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(2,343,555)
Foreign currency translations	5
Net realized loss	(2,343,550)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	3,818,622
Net change in unrealized appreciation (depreciation)	3,818,622
Net realized and unrealized gain	1,475,072
Net increase in net assets resulting from operations	$10,253,509
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short Duration Municipal Bond Fund  | 2025

Statement of Changes in Net Assets

	Year Ended April 30, 2025	Year Ended April 30, 2024
Operations
Net investment income	$8,778,437	$10,019,500
Net realized loss	(2,343,550)	(6,479,419)
Net change in unrealized appreciation (depreciation)	3,818,622	6,300,714
Net increase in net assets resulting from operations	10,253,509	9,840,795
Distributions to shareholders
Net investment income and net realized gains
Class A	(1,393,349)	(1,358,541)
Advisor Class	(501,840)	(1,031,854)
Class C	—	(23,020)
Institutional Class	(1,560,320)	(1,801,300)
Institutional 2 Class	(1,055,472)	(1,306,397)
Institutional 3 Class	(4,234,578)	(4,472,439)
Class S	(87,942)	—
Total distributions to shareholders	(8,833,501)	(9,993,551)
Decrease in net assets from capital stock activity	(38,498,215)	(162,897,521)
Total decrease in net assets	(37,078,207)	(163,050,277)
Net assets at beginning of year	331,377,149	494,427,426
Net assets at end of year	$294,298,942	$331,377,149
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Duration Municipal Bond Fund  | 2025

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	April 30, 2025		April 30, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	1,084,492	10,973,325	1,243,511	12,464,562
Distributions reinvested	127,083	1,286,003	123,429	1,236,260
Shares redeemed	(1,894,219)	(19,170,285)	(2,729,251)	(27,349,098)
Net decrease	(682,644)	(6,910,957)	(1,362,311)	(13,648,276)
Advisor Class
Shares sold	392,279	3,955,040	635,099	6,372,716
Distributions reinvested	17,249	174,675	38,042	381,358
Shares redeemed	(3,601,825)	(36,581,461)	(2,771,725)	(27,837,267)
Net decrease	(3,192,297)	(32,451,746)	(2,098,584)	(21,083,193)
Class C
Shares sold	—	—	65,861	661,745
Distributions reinvested	—	—	2,187	21,871
Shares redeemed	—	—	(272,205)	(2,722,718)
Net decrease	—	—	(204,157)	(2,039,102)
Institutional Class
Shares sold	3,193,278	32,276,701	1,139,480	11,413,888
Distributions reinvested	128,842	1,303,685	152,703	1,528,243
Shares redeemed	(2,157,622)	(21,889,467)	(5,624,683)	(56,455,189)
Net increase (decrease)	1,164,498	11,690,919	(4,332,500)	(43,513,058)
Institutional 2 Class
Shares sold	956,269	9,672,511	1,807,793	18,109,467
Distributions reinvested	60,943	616,233	95,659	957,451
Shares redeemed	(1,398,713)	(14,141,467)	(4,297,920)	(43,059,572)
Net decrease	(381,501)	(3,852,723)	(2,394,468)	(23,992,654)
Institutional 3 Class
Shares sold	2,223,802	22,541,512	453,631	4,529,862
Distributions reinvested	17,006	171,998	13,736	137,574
Shares redeemed	(3,446,689)	(34,826,648)	(6,331,504)	(63,288,674)
Net decrease	(1,205,881)	(12,113,138)	(5,864,137)	(58,621,238)
Class S
Shares sold	546,172	5,571,797	—	—
Distributions reinvested	8,681	87,894	—	—
Shares redeemed	(51,403)	(520,261)	—	—
Net increase	503,450	5,139,430	—	—
Total net decrease	(3,794,375)	(38,498,215)	(16,256,157)	(162,897,521)
The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Short Duration Municipal Bond Fund  | 2025

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Year Ended 4/30/2025	$10.03	0.26	0.04	0.30	(0.26)	(0.26)
Year Ended 4/30/2024	$10.03	0.22	0.00 (d),(e)	0.22	(0.22)	(0.22)
Year Ended 4/30/2023	$10.01	0.14	0.03	0.17	(0.15)	(0.15)
Year Ended 4/30/2022	$10.46	0.07	(0.45)	(0.38)	(0.07)	(0.07)
Year Ended 4/30/2021	$10.26	0.11	0.20	0.31	(0.11)	(0.11)
Institutional Class
Year Ended 4/30/2025	$10.03	0.29	0.04	0.33	(0.29)	(0.29)
Year Ended 4/30/2024	$10.03	0.24	0.01 (d)	0.25	(0.25)	(0.25)
Year Ended 4/30/2023	$10.01	0.16	0.03	0.19	(0.17)	(0.17)
Year Ended 4/30/2022	$10.46	0.09	(0.45)	(0.36)	(0.09)	(0.09)
Year Ended 4/30/2021	$10.26	0.13	0.20	0.33	(0.13)	(0.13)
Institutional 2 Class
Year Ended 4/30/2025	$10.02	0.29	0.04	0.33	(0.29)	(0.29)
Year Ended 4/30/2024	$10.03	0.25	(0.01)	0.24	(0.25)	(0.25)
Year Ended 4/30/2023	$10.01	0.17	0.03	0.20	(0.18)	(0.18)
Year Ended 4/30/2022	$10.46	0.09	(0.44)	(0.35)	(0.10)	(0.10)
Year Ended 4/30/2021	$10.25	0.14	0.21	0.35	(0.14)	(0.14)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short Duration Municipal Bond Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 4/30/2025	$10.07	3.05%	0.84%	0.64% (c)	2.59%	32%	$50,624
Year Ended 4/30/2024	$10.03	2.23%	0.84% (f)	0.64% (c),(f)	2.18%	22%	$57,298
Year Ended 4/30/2023	$10.03	1.67%	0.83% (f)	0.65% (c),(f)	1.41%	48%	$70,963
Year Ended 4/30/2022	$10.01	(3.68% )	0.81%	0.66% (c)	0.63%	69%	$79,026
Year Ended 4/30/2021	$10.46	2.99%	0.81%	0.66% (c)	1.02%	46%	$72,327
Institutional Class
Year Ended 4/30/2025	$10.07	3.31%	0.59%	0.39% (c)	2.85%	32%	$63,306
Year Ended 4/30/2024	$10.03	2.48%	0.59% (f)	0.39% (c),(f)	2.41%	22%	$51,406
Year Ended 4/30/2023	$10.03	1.92%	0.58% (f)	0.40% (c),(f)	1.64%	48%	$94,875
Year Ended 4/30/2022	$10.01	(3.44% )	0.56%	0.41% (c)	0.88%	69%	$107,620
Year Ended 4/30/2021	$10.46	3.25%	0.56%	0.41% (c)	1.27%	46%	$94,743
Institutional 2 Class
Year Ended 4/30/2025	$10.06	3.36%	0.53%	0.33%	2.89%	32%	$34,759
Year Ended 4/30/2024	$10.02	2.43%	0.54% (f)	0.34% (f)	2.48%	22%	$38,464
Year Ended 4/30/2023	$10.03	1.97%	0.52% (f)	0.35% (f)	1.69%	48%	$62,470
Year Ended 4/30/2022	$10.01	(3.40% )	0.51%	0.37%	0.92%	69%	$127,702
Year Ended 4/30/2021	$10.46	3.39%	0.53%	0.37%	1.31%	46%	$86,120
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Duration Municipal Bond Fund  | 2025

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Institutional 3 Class
Year Ended 4/30/2025	$10.03	0.30	0.03	0.33	(0.30)	(0.30)
Year Ended 4/30/2024	$10.03	0.25	0.01 (d)	0.26	(0.26)	(0.26)
Year Ended 4/30/2023	$10.01	0.17	0.03	0.20	(0.18)	(0.18)
Year Ended 4/30/2022	$10.46	0.10	(0.45)	(0.35)	(0.10)	(0.10)
Year Ended 4/30/2021	$10.25	0.14	0.21	0.35	(0.14)	(0.14)
Class S
Year Ended 4/30/2025(g)	$10.22	0.17	(0.15)(d)	0.02	(0.17)	(0.17)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio.

(e)	Rounds to zero.
(f)	Ratios include interfund lending expense which is less than 0.01%.
(g)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short Duration Municipal Bond Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Year Ended 4/30/2025	$10.06	3.29%	0.51%	0.30%	2.92%	32%	$140,543
Year Ended 4/30/2024	$10.03	2.58%	0.50% (f)	0.30% (f)	2.52%	22%	$152,157
Year Ended 4/30/2023	$10.03	2.02%	0.48% (f)	0.30% (f)	1.71%	48%	$210,950
Year Ended 4/30/2022	$10.01	(3.36% )	0.47%	0.32%	0.97%	69%	$380,197
Year Ended 4/30/2021	$10.46	3.44%	0.48%	0.32%	1.37%	46%	$448,774
Class S
Year Ended 4/30/2025 (g)	$10.07	0.19%	0.59%	0.39%	2.96%	32%	$5,068
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Duration Municipal Bond Fund  | 2025

Notes to Financial Statements
April 30, 2025
Note 1. Organization
Columbia Short Duration Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class, Institutional 2 Class, Institutional 3 Class and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class S shares commenced operations on October 2, 2024.
The Board of Trustees of the Fund approved a proposal to permit the exchange of Institutional Class shares held by certain financial intermediaries and omnibus group retirement plans, with specific permission from Columbia Management Investment Distributors, Inc., for newly created Class S shares. Effective on October 4, 2024, shares held by those certain Institutional Class shareholders of the Fund were exchanged for Class S shares of the Fund. This was a tax-free transaction for existing Institutional Class shareholders.
In addition, the Board of Trustees of the Fund approved the conversion of all Advisor Class shares of the Fund to Institutional Class shares of the Fund and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of the Fund were converted to Institutional Class shares of the Fund. This was a tax-free transaction for existing Advisor Class shareholders.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.
The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is

Columbia Short Duration Municipal Bond Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025
pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Columbia Short Duration Municipal Bond Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.

Columbia Short Duration Municipal Bond Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.43% to 0.28% as the Fund’s net assets increase. The effective management services fee rate for the year ended April 30, 2025 was 0.43% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. Prior to August 31, 2024, Institutional 2 Class shares were subject to a contractual transfer agency fee annual limitation of not more than 0.05% and Institutional 3 Class shares were subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class.
Columbia Short Duration Municipal Bond Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025
For the year ended April 30, 2025, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.09
Advisor Class	0.05 (a)
Institutional Class	0.09
Institutional 2 Class	0.03
Institutional 3 Class	0.00
Class S	0.09 (b)

(a)	Unannualized.
(b)	Annualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended April 30, 2025, these minimum account balance fees reduced total expenses of the Fund by $20.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund.
Sales charges (unaudited)
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the year ended April 30, 2025, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	1.00	0.50 (a)	35,773

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
The Fund’s other share classes are not subject to sales charges.

Columbia Short Duration Municipal Bond Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	September 1, 2024 through August 31, 2025 (%)	Prior to September 1, 2024 (%)
Class A	0.65	0.65
Institutional Class	0.40	0.40
Institutional 2 Class	0.34	0.35
Institutional 3 Class	0.31	0.30
Class S	0.40	—
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Reflected in the contractual cap commitment, prior to August 31, 2024, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.00% for Institutional 2 Class and 0.00% for Institutional 3 Class of the average daily net assets attributable to each share class. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2025, these differences were primarily due to differing treatment for capital loss carryforwards, trustees’ deferred compensation, distributions, foreign currency transactions and re-characterization of distributions for investments.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Excess of distributions over net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
(3)	3	—
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
Columbia Short Duration Municipal Bond Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025
The tax character of distributions paid during the years indicated was as follows:
Year Ended April 30, 2025				Year Ended April 30, 2024
Ordinary income ($)	Tax-exempt income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Tax-exempt income ($)	Long-term capital gains ($)	Total ($)
23,417	8,810,084	—	8,833,501	34,913	9,958,638	—	9,993,551
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At April 30, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed tax- exempt income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized (depreciation) ($)
—	765,538	—	(24,468,193)	(3,075,537)
At April 30, 2025, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
296,724,433	179,687	(3,255,224)	(3,075,537)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at April 30, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended April 30, 2025, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(8,620,223)	(15,847,970)	(24,468,193)	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $93,881,226 and $143,866,422, respectively, for the year ended April 30, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.

Columbia Short Duration Municipal Bond Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025
The Fund did not borrow or lend money under the Interfund Program during the year ended April 30, 2025.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended April 30, 2025.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates.  Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease.  Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Liquidity risk
Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could
Columbia Short Duration Municipal Bond Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025
exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund’s investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S. Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. A municipal security can be significantly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes in a particular state’s (state and its instrumentalities’) financial, economic or other condition and prospects.

Columbia Short Duration Municipal Bond Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025
Because the Fund invests significantly in municipal securities issued by the state of New York and its political subdivisions, the Fund will be particularly affected by any such changes.
Shareholder concentration risk
At April 30, 2025, one unaffiliated shareholder of record owned 41.7% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Short Duration Municipal Bond Fund  | 2025

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust and Shareholders of Columbia Short Duration Municipal Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Short Duration Municipal Bond Fund (one of the funds constituting Columbia Funds Series Trust, referred to hereafter as the "Fund") as of April 30, 2025, the related statement of operations for the year ended April 30, 2025, the statement of changes in net assets for each of the two years in the period ended April 30, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2025 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
June 18, 2025
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.

Columbia Short Duration Municipal Bond Fund  | 2025

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended April 30, 2025. Shareholders will be notified in early 2026 of the amounts for use in preparing 2025 income tax returns.
Exempt- interest dividends
99.73%
Exempt-interest dividends. The percentage of net investment income distributed during the fiscal year that qualifies as exempt-interest dividends for federal income tax purposes. A portion of the income may be subject to federal alternative minimum tax.
Columbia Short Duration Municipal Bond Fund  | 2025

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Columbia Short Duration Municipal Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN223_04_R01_(06/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	June 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	June 18, 2025

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	June 18, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	June 18, 2025